Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000250241 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Mar ETF
Class Name	iShares Large Cap Max Buffer Mar ETF
Trading Symbol	MMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Mar ETF (the “Fund”) for the period of March 31, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Mar ETF	$16(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 16	[1],[2]
Expense Ratio, Percent	0.47%	[1],[3]
Net Assets	$ 38,203,264
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 53,804
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$38,203,264
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$53,804
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	107.0%
Purchased Put Options	2.0%
Futures	0.1%
Written Call Options	(10.2)%
Money Market Funds	1.1%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250242 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Jun ETF
Class Name	iShares Large Cap Max Buffer Jun ETF
Trading Symbol	MAXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49	[4]
Expense Ratio, Percent	0.47%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 10.21%.
  For the same period, the S&P Total Market Index returned 15.73% and the S&P 500 Index returned 16.33%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of delivering upside performance up to its approximate caps in line with the underlying ETF, as well as protecting against the majority of the losses for the underlying ETF during times of market weakness.
What detracted from performance?
Since Fund reset in June 2025, the Fund returned 0.42%, while the S&P 500 Index returned 2.24%. Given the Fund has 11 months remaining in its outcome period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2024 through July 31, 2025 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.21%	10.28%
S&P Total Market Index	15.73	16.29
S&P 500 Index	16.33	16.19

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 161,133,895
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 645,618
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$161,133,895
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$645,618
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.7%
Purchased Put Options	4.3%
Futures	0.1%
Written Call Options	(4.8)%
Money Market Funds	0.7%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250243 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Sep ETF
Class Name	iShares Large Cap Max Buffer Sep ETF
Trading Symbol	SMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of September 30, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$40(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 40	[5],[6]
Expense Ratio, Percent	0.47%	[5],[7]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 5.65%.
  For the same period, the S&P Total Market Index returned 11.02% and the S&P 500 Index returned 11.20%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of delivering upside performance up to its approximate caps in line with the underlying ETF, as well as protecting against the majority of the losses for the underlying ETF during times of market weakness.
What detracted from performance?
Since Fund launch, the Fund returned 5.65%, while the S&P 500 Index returned 11.20%. Given the Fund has two months remaining in its outcome period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 30, 2024 through July 31, 2025 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 86,401,549
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 437,097
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$86,401,549
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$437,097
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	102.2%
Purchased Put Options	0.6%
Futures	0.1%
Written Call Options	(4.0)%
Money Market Funds	1.1%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Dec ETF
Class Name	iShares Large Cap Max Buffer Dec ETF
Trading Symbol	DMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of December 31, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$28(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 28	[8],[9]
Expense Ratio, Percent	0.47%	[8],[10]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 4.01%.
  For the same period, the S&P Total Market Index returned 8.09% and the S&P 500 Index returned 8.59%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of delivering upside performance up to its approximate caps in line with the underlying ETF, as well as protecting against the majority of the losses for the underlying ETF during times of market weakness.
What detracted from performance?
Since Fund launch, the Fund returned 4.01%, while the S&P 500 Index returned 8.59%. Given the Fund has five months remaining in its outcome period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 31, 2024 through July 31, 2025 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 86,331,139
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 196,803
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$86,331,139
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$196,803
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	101.6%
Purchased Put Options	1.8%
Futures	0.1%
Written Call Options	(4.5)%
Money Market Funds	1.0%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000256144 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Accelerated Outcome ETF
Class Name	iShares Large Cap Accelerated Outcome ETF
Trading Symbol	TWOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Accelerated Outcome ETF (the “Fund”) (formerly known as iShares Large Cap Accelerated ETF) for the period of January 15, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated Outcome ETF	$26(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 26	[11],[12]
Expense Ratio, Percent	0.47%	[11],[13]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 3.64%.
  For the same period, the S&P Total Market Index returned 6.60% and the S&P 500 Index returned 7.28%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of providing 2x upside participation up to an approximate cap, with 1x downside participation each quarter. As designed, the fund outperforms during periods of moderate growth. Since the beginning of Q3, the Fund returned 2.45%, while the S&P 500 Index returned 2.24%. For the previous outcome period (4/1/25 – 6/30/25), the Fund returned 7.40%, while the S&P 500 Index returned 10.94%.
What detracted from performance?
During the reporting period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 15, 2025 through July 31, 2025 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Jan. 15, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Apr. 17, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,473,412
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 32,321
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,473,412
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$32,321
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Call Options	4.1%
Futures	0.0	%(c)
Written Call Options	(3.5)%
Money Market Funds	0.1%
Other assets, less liabilities	0.0	(c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since January 15, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective April 17, 2025, the name of the Fund was changed from iShares Large Cap Accelerated ETF to iShares Large Cap Accelerated Outcome ETF.

Material Fund Change Name [Text Block]	Effective April 17, 2025, the name of the Fund was changed from iShares Large Cap Accelerated ETF to iShares Large Cap Accelerated Outcome ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 15, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Annualized.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[7]	Annualized.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[13]	Annualized.